Summary of Plant Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Buildings and Equipment Minimum	Dec. 31, 2013 Buildings and Equipment Maximum	Dec. 31, 2013 Central Office and Other Network Equipment Minimum	Dec. 31, 2013 Central Office and Other Network Equipment Maximum	Dec. 31, 2013 Cable Poles and Conduit Minimum	Dec. 31, 2013 Cable Poles and Conduit Maximum	Dec. 31, 2013 Leasehold Improvements Minimum	Dec. 31, 2013 Leasehold Improvements Maximum	Dec. 31, 2013 Furniture Vehicles and Other Minimum	Dec. 31, 2013 Furniture Vehicles and Other Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)			15 years	45 years	3 years	15 years	11 years	50 years	5 years	20 years	3 years	20 years
Land	$ 819	$ 859
Buildings and equipment	23,857	22,909
Central office and other network equipment	121,594	113,262
Cable, poles and conduit	55,240	53,761
Leasehold improvements	5,877	5,404
Work in progress	4,176	4,126
Furniture, vehicles and other	9,302	9,254
Plant, property and equipment	220,865	209,575
Less accumulated depreciation	131,909	120,933
Total	$ 88,956	$ 88,642